Accounts receivable, net - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net
Balance at beginning of the year	¥ (35,242)	¥ (34,329)	¥ (32,866)
Additions	(3,437)	(2,918)	(1,882)
Reversals	655	1,932	377
Write offs		73	42
Balance at end of the year	¥ (38,024)	¥ (35,242)	¥ (34,329)